                                             UAM Funds
                                             Funds for the Informed Investor/sm/

Pell Rudman
Mid-Cap Growth Portfolio
Semi-Annual Report                                       October 31, 1999


                                                                [LOGO OF UAM(R)]

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 1999

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ....................................................     1

Portfolio of Investments ................................................     4

Statement of Assets and Liabilities .....................................     9

Statement of Operations .................................................    10

Statement of Changes in Net Assets ......................................    11

Financial Highlights ....................................................    12

Notes to Financial Statements ...........................................    13
--------------------------------------------------------------------------------

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

October 31, 1999

Dear Shareholder:

We welcome this opportunity to review the economic and market conditions that have affected the Pell Rudman Mid-Cap Growth Portfolio during the six-month period ending October 31, 1999 as well as the critical tenets of our investment philosophy.

Overview of Economic and Market Conditions

Rising inflation fears and a weaker U.S. currency caused a loss of momentum in the U.S. financial markets in the second half of fiscal 1999. Continued strength of the economy has now lasted for over 100 months. This is likely to be the longest period of sustained growth this century. As much as this supportive backdrop has helped equity markets for the last decade, it presents some risks to the outlook as well.

In its early October adoption of a bias toward higher interest rates, Federal Reserve policymakers noted that "the growth of demand has continued to outpace that of supply." As long as it continues to be the case, the specter of rate hikes from the central bank will be a part of the investment landscape. We do not believe, however, that a serious bout of inflation is likely, and think that any further action by the Fed will be modest.

Investment Outlook and Philosophy

Our Portfolio incorporates higher growth-rate equities sustained by internal business dynamics. Relative-earnings growth rates are accelerating. At the same time, relative valuations remain close to historical lows.

Adherence to our discipline of investing in a diversified portfolio, of high-quality growth stocks has resulted in the Portfolio's out-performance of its benchmark. The Portfolio currently offers a very attractive asset class as absolute valuations are in line with the market averages, but the levels of profitability and growth prospects are superior to the broad market averages.

Portfolio Analysis

From April 30, 1999 through October 31, 1999 the fund produced a return of 13.33% compared to a return of 8.07% for our benchmark, The Russell Mid-Cap Growth Index. For the quarter-ended October 31, the Portfolio returned 7.72% versus 5.70% for the benchmark.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

While the Mid-Cap Portfolio's strong, relative-performance came from many individual stocks representing a broad array of industries, technology stocks did particularly well as they fully recovered from the Asian financial crisis of one year ago. Inside the technology sector, semi-conductors, computers, and communication stocks were strong, while computer service stocks were weak. Lagging groups included healthcare and finance.

During the quarter, we sold stocks where fundamentals are waning or valuations have become too rich. We identified many excellent replacement candidates, focusing on companies with sound businesses and demonstrable competitive advantages. Several of the new purchases are Internet related companies - either directly offering Internet services or indirectly supplying technology to Internet participants. We also found several strong investments in consumer and industrial stocks.

 . MMC Networks - semi-conductor networking applications
 . Doubleclick - leading vendor of Internet advertising
 . Verio - Internet service provider
 . Inktomi-Internet search engine software developer
 . Comverse Technology -voice mail/message systems manufacturer
 . Veritas Software - leading data storage company
 . Danaher - process/environmental controls and tools supplier
 . Citrix Systems - client server software company
 . BJ's Wholesale Club - discount warehouse chain
 . Conextant Systems - semi-conductors and integrated systems providers

The top ten holdings in the Portfolio as of October 31, 1999 were:

 . Maxim Integrated Products (3.2%)
 . Altera (2.8%)
 . JDS Uniphase (2.8%)
 . Xilinx (2.6%)
 . Lexmark International Group (2.3%)
 . Linear Technology (2.3%)
 . Microchip Technology (2.2%)
 . AMFM (2.2%)
 . Univision Communications (2.1%)
 . NTL (2.0%)

We believe that adherence to our investment philosophy will inure to the long term benefit of our shareholders.

Pell Rudman Trust Company, N.A.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

There are no assurances that a portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by individual investors.

                       Definition of the Comparative Index
                       -----------------------------------

Russell Mid-Cap Growth Index is composed of the 800 smallest stocks in the Russell 1000 Index, with higher price-to-book ratios and higher forecasted growth values.

The comparative index assumes reinvestment of dividends and, unlike a portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 98.3%
--------------------------------------------------------------------------------

                                                             Shares      Value
                                                           ----------  ---------
AUTOMOTIVE -- 0.9%
   Harley-Davidson ...................................        1,515   $   89,858
                                                                      ----------
BANKS -- 2.2%
   Northern Trust ....................................        1,225      118,289
   TCF Financial .....................................        3,300       97,350
                                                                      ----------
                                                                         215,639
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 15.7%
   Adelphia Communications, Cl A* ....................        1,105       60,222
   AMFM* .............................................        3,085      215,950
   Doubleclick* ......................................          470       65,712
   Entercom Communications* ..........................        2,490      124,033
   Hispanic Broadcasting* ............................        1,850      148,925
   NTL* ..............................................        2,681      202,080
   Outdoor Systems* ..................................        4,650      197,044
   TV Guide * ........................................        2,025      106,059
   Univision Communications* .........................        2,500      212,656
   USA Networks * ....................................        2,025       91,125
   Young & Rubicam* ..................................        2,890      132,218
                                                                      ----------
                                                                       1,556,024
                                                                      ----------
CHEMICALS -- 0.9%
   Cambrex ...........................................        3,055       92,414
                                                                      ----------
COMMUNICATIONS EQUIPMENT -- 2.9%
   Ditech Communications .............................          349       30,363
   L-3 Communications* ...............................        1,865       78,680
   Plantronics* ......................................        2,995      175,395
                                                                      ----------
                                                                         284,438
                                                                      ----------
COMPUTERS & SERVICES -- 9.0%
   Citrix Systems* ...................................        1,640      105,063
   Comverse Technology* ..............................        1,145      129,814
   Exodus Communications* ............................        1,750      150,281
   Inktomi* ..........................................          340       34,489
   Lexmark International Group, Cl A* ................        2,950      230,284

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS -  continued
--------------------------------------------------------------------------------

                                                           Shares         Value
                                                           ------       --------
COMPUTERS & SERVICES -- CONTINUED
   Veritas Software* .............................          1,755       $189,211
   Verio* ........................................          1,405         51,985
                                                                        --------
                                                                         891,127
                                                                        --------
ENTERTAINMENT -- 1.4%
   Park Place Entertainment* .....................          3,775         49,547
   SFX Entertainment, Cl A* ......................          2,525         88,217
                                                                        --------
                                                                         137,764
                                                                        --------
FINANCIAL SERVICES -- 2.2%
   Bisys Group* ..................................          1,340         68,173
   Capital One Financial .........................          2,770        146,810
                                                                        --------
                                                                         214,983
                                                                        --------
INSURANCE -- 1.9%
   Aflac .........................................          2,035        104,039
   Ambac Financial Group .........................          1,435         85,741
                                                                        --------
                                                                         189,780
                                                                        --------
MACHINERY -- 3.1%
   Danaher .......................................          1,560         75,367
   Dionex* .......................................          2,160         95,445
   Donaldson .....................................          3,000         69,750
   Pentair .......................................          1,865         70,171
                                                                        --------
                                                                         310,733
                                                                        --------
MEDICAL PRODUCTS & SERVICES -- 5.7%
   Lincare Holdings* .............................          3,210         90,281
   Medquist* .....................................          2,675         85,433
   Minimed* ......................................          2,630        199,387
   Patterson Dental* .............................          2,535        114,075
   Sybron International* .........................          3,055         72,747
                                                                        --------
     Total Medical Products & Services ...........                       561,923
                                                                        --------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                           OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS -  continued
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                           ------     ----------
MISCELLANEOUS BUSINESS SERVICES -- 13.2%
   Affiliated Computer Services, Cl A* ...........          2,535     $   96,330
   Ceridian* .....................................          5,430        119,121
   Concord EFS* ..................................          6,292        169,884
   CSG Systems International* ....................          3,838        131,691
   Fiserv* .......................................          4,515        144,198
   Lason * .......................................          1,865         69,238
   Navigant Consulting* ..........................          2,890         82,546
   Nova* .........................................          2,675         69,550
   Paychex .......................................          4,515        177,778
   Solectron* ....................................          2,575        193,769
   Transaction Systems Architects* ...............          1,815         55,811
                                                                      ----------
                                                                       1,309,916
                                                                      ----------
MISCELLANEOUS MANUFACTURING -- 0.5%
   Blyth Industries* .............................          1,815         45,488
                                                                      ----------
PETROLEUM & FUEL PRODUCTS -- 1.0%
   Apache ........................................            950         37,050
   Devon Energy ..................................          1,730         67,254
                                                                      ----------
                                                                         104,304
                                                                      ----------
PROFESSIONAL SERVICES -- 1.5%
   Apollo Group, Cl A* ...........................          2,785         73,106
   Devry* ........................................          3,535         74,456
                                                                      ----------
                                                                         147,562
                                                                      ----------
RETAIL -- 7.0%
   Bed Bath and Beyond* ..........................          3,760        125,020
   Dollar General ................................          4,478        118,107
   Dollar Tree Stores* ...........................          2,515        109,088
   Jack In The Box* ..............................          3,675         88,430
   Men's Wearhouse* ..............................          3,245         70,984
   Papa John's International* ....................          1,725         64,364
   TJX ...........................................          4,520        122,605
                                                                      ----------
                                                                         698,598
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS -  continued
--------------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------     ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 20.9%
   Altera* .......................................          5,735     $  278,864
   Conexant Systems* .............................          1,375        128,391
   JDS Uniphase* .................................          1,645        274,407
   Flextronics International* ....................          1,050         74,484
   Linear Technology .............................          3,275        228,841
   Maxim Integrated Products* ....................          4,065        320,627
   Microchip Technology* .........................          3,300        219,656
   Sanmina* ......................................          1,500        135,000
   Vitesse Semiconductor* ........................          3,460        158,511
   Xilinx* .......................................          3,275        257,292
                                                                      ----------
                                                                       2,076,073
                                                                      ----------
TELEPHONES & TELECOMMUNICATION -- 4.3%
   American Tower Systems* .......................          3,210         61,191
   Crown Castle International* ...................          4,325         82,986
   Global TeleSystems Group* .....................          1,350         32,316
   United States Cellular* .......................          2,165        191,603
   Voicestream Wireless* ? .......................            600         59,250
                                                                      ----------
                                                                         427,346
                                                                      ----------
TEXTILES & APPAREL -- 1.6%
   Jones Apparel Group* ..........................          3,000         94,875
   WestPoint Stevens* ............................          3,210         60,789
                                                                      ----------
                                                                         155,664
                                                                      ----------
WHOLESALE -- 2.4%
   BJ's Wholesale Club* ..........................          3,325        102,452
   United Stationers .............................          2,680         67,670
   US Foodservice* ...............................          3,580         68,691
                                                                      ----------
                                                                         238,813
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $8,008,993) ..........................                     9,748,447
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT -TERM INVESTMENT--1.6%
--------------------------------------------------------------------------------

                                                           Face
                                                          Amount         Value
                                                         --------      ---------
 REPURCHASE AGREEMENT -- 1.6%
   Chase Securities, Inc. 5.15%, dated 10/29/99,
     due 11/01/99, to be repurchased at $155,067,
     collateralized by $155,527 of various U.S.
     Treasury Bills and U.S. Treasury Notes, valued
     at $155,004 (Cost $155,000) .................       $155,000      $ 155,000
                                                                       ---------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $8,163,993) (a) ......................                     9,903,447
                                                                      ----------
   OTHER ASSETS AND LIABILITIES, NET-- 0.1% ......                        13,878
                                                                      ----------
   TOTAL NET ASSETS-- 100.0% .....................                    $9,917,325
                                                                      ==========

--------------------------------------------------------------------------------

*   Non-Income Producing Security
(a) The cost for federal income tax purposes was $8,163,993. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $1,739,454. This consisted of aggregate gross unrealized appreciation for all securities of $2,073,868 and aggregate gross unrealized depreciation for all securities of $334,414.
Cl  Class

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets
Investments, at Cost ..........................................     $ 8,163,993
                                                                    ===========
Investments, at Value - Note A ................................     $ 9,903,447
Cash ..........................................................             766
Receivable for Investments Sold ...............................          26,360
Receivable from Investments Advisor - Note B ..................           9,609
Dividends and Interest Receivable .............................             902
Other Assets ..................................................             815
                                                                    -----------
   Total Assets ...............................................       9,941,899
                                                                    -----------
Liabilities
Payable for Administrative Fees - Note C ......................          10,690
Payable for Custodian Fees - Note D ...........................           2,644
Payable for Trustees' Fees - Note F ...........................             650
Other Liabilities .............................................          10,590
                                                                    -----------
   Total Liabilities ..........................................          24,574
                                                                    -----------
Net Assets ....................................................     $ 9,917,325
                                                                    ===========
Net Assets Consist of:
Paid in Capital ...............................................     $ 8,187,536
Undistributed Net Investment Loss .............................         (29,098)
Accumulated Net Realized Gain .................................          19,433
Unrealized Appreciation .......................................       1,739,454
                                                                    -----------
Net Assets ....................................................     $ 9,917,325
                                                                    ===========
Institutional Class Shares
Shares Issued and Outstanding (Unlimited authorization,
  no par value) ...............................................         686,245
Net Asset Value, Offering and Redemption Price Per Share ......          $14.45
                                                                         ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                          PELL RUDMAN MID-CAP GROWTH PORTFOLIO FOR THE
                                   SIX MONTHS ENDED OCTOBER 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income
Dividends ....................................................      $     7,158
Interest .....................................................           10,328
                                                                    -----------
   Total Income ..............................................           17,486
                                                                    -----------
Expenses
Administrative Fees - Note C .................................           48,244
Investment Advisory Fees - Note B ............................           39,801
Printing Expenses ............................................            9,164
Filing and Registration Fees .................................            7,256
Audit Fees ...................................................            6,587
Custodian Fees - Note D ......................................            6,547
Trustees' Fees - Note F ......................................            1,205
Legal Fees ...................................................              118
Other Expenses ...............................................            4,616
Investment Advisory Fees Waived--Note B ......................          (39,801)
Expenses Assumed by the Adviser--Note B ......................          (31,873)
                                                                    -----------
   Net Expenses ..............................................           51,864
                                                                    -----------
Net Investment Loss ..........................................          (34,378)
                                                                    -----------
Net Realized Gain on Investments .............................           75,435
Net Unrealized Appreciation (Depreciation) of
 Investment Securities .......................................        1,054,248
                                                                    -----------
Net Realized and Unrealized Gain on Investments ..............        1,129,683
                                                                    -----------
Net Increase in Net Assets Resulting From Operations .........      $ 1,095,305
                                                                    ===========




The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Six Months    September 10
                                                         Ended        1998* to
                                                   October 31, 1999   April 30,
                                                      (Unaudited)       1999
                                                     ------------   ------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Loss .............................  $   (34,378)  $   (11,483)
   Net Realized Gain (Loss) on Securities Sold .....       75,435       (56,002)
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities .........................    1,054,248       685,206
                                                      -----------   -----------
   Net Increase in Net Assets Resulting from
     Operations ....................................    1,095,305       617,721
                                                      -----------   -----------

Capital Share Transactions: (1)
   Issued ..........................................    2,886,546     5,631,775
   Redeemed ........................................     (249,127)      (64,895)
                                                      -----------   -----------
   Net Increase from Capital Share Transactions ....    2,637,419     5,566,880
                                                      -----------   -----------
   Total Increase ..................................    3,732,724     6,184,601
Net Assets:
   Beginning of Period .............................    6,184,601            --
                                                      -----------   -----------
   End of Period (Including undistributed
     net investment income (loss) of
     $(29,098) and $5,280, respectively)  ..........  $ 9,917,325   $ 6,184,601
                                                      ===========   ===========
(1) Share Issued and Redeemed:
   Shares Issued ...................................      219,934       489,956
   Shares Redeemed .................................      (18,262)       (5,383)
                                                      -----------   -----------
   Net Increase in Shares Outstanding ..............      201,672       484,573
                                                      ===========   ===========

* Commencement of Operations


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                               Six Months       September 10,
                                                  Ended           1998* to
                                             October 31, 1999      April 30,
                                               (Unaudited)           1999
                                             ----------------   -------------

Net Asset Value, Beginning of Period .......       $12.76            $10.00
                                                   ------            ------
Income from Investment Operations
   Net Investment Loss .....................        (0.05)            (0.02)
   Net Realized and Unrealized Gain ........         1.74              2.78
                                                   ------            ------
   Total from Investment Operations ........         1.69              2.76
                                                   ------            ------
Net Asset Value, End of Period .............       $14.45            $12.76
                                                   ------            ------
Total Return+ ..............................        13.33%***         27.50%***
                                                   ======            ======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ......       $9,917            $6,185
Ratio of Expenses to Average Net Assets ....         1.30%**           1.30%**
Ratio of Net Investment Income to
  Average Net Assets .......................        (0.86)%**         (0.68)%**
Portfolio Turnover Rate ....................           21%               24%


  * Commencement of Operations
 ** Annualized
*** Not annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Pell Rudman Mid-Cap Growth Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 1999, the UAM Funds were comprised of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide capital appreciation by investing primarily in quality growth companies with medium market capitalizations (i.e., companies with market capitalizations that fall within the range of the Russell Mid-Cap Growth Index at the time of investment).

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

         1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

         2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the col-

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

     lateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

         4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

         Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

         Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

         5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Pell Rudman Trust Company, N.A., (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.30% of average daily net assets.

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, DST Systems, Inc. ("DST), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

     Pursuant to the Agreement, the Portfolio pays the Administrator 0.079% per annum of the average daily net assets of the Portfolio, an annual base fee of $87,500, and a fee based on the number of active shareholder accounts.

     For the six-month period ended October 31, 1999, the Administrator was paid $48,244, of which $27,802 was paid to CGFSC for their services, $7,049 to DST for their services, and $4,519 to UAMSSC for their services.

     Effective November 1, 1999, the UAM Funds' Board of Trustees approved a change in the Sub-administrator from CGFSC to SEI Investments Mutual Funds Services.

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

     G. Purchases and Sales: For the six months ended October 31, 1999, the Portfolio made purchases of $4,197,151 and sales of $1,606,270 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S.
Government securities.

     H. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. At October 31, 1999, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 1999, 93% of total shares outstanding were held by 5 record shareholders, each owning more than 10% of the aggregate total shares outstanding. UAM was the record shareholder of 21% of the aggregate total shares outstanding.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees

Norton H. Reamer                               William H. Park
Trustee, President and Chairman                Vice President

John T. Bennett, Jr.                           Michael E. DeFao
Trustee                                        Secretary

Nancy J. Dunn                                  Gary L. French
Trustee                                        Treasurer

Philip D. English                              Robert R. Flaherty
Trustee                                        Assistant Treasurer

William A. Humenuk                             Robert J. Della Croce
Trustee                                        Assistant Treasurer

James P. Pappas
Trustee

Peter M. Whitman, Jr.
Trustee

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Pell Rudman Trust Company, N.A.
100 Federal Street
Boston, MA 02110

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110



--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------